Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 522,575	$ 493,027	$ 432,985
Less accumulated amortization	(285,795)	(263,843)	(240,275)
Patents, Total	236,780	229,184	192,710
Patents pending	198,361	197,426	238,060
Total intangible assets, net	$ 435,141	$ 426,610	$ 430,770